UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21148

Investment Company Act File Number

Eaton Vance New York Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New York Municipal Bond Fund

June 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 169.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 9.4%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$3,360	$3,538,046
New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/46(1)	15,000	15,643,350

		$19,181,396

Education — 30.5%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/30	$200	$224,474
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/33	105	116,773
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/34	200	221,812
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	1,330	1,462,242
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2014, 5.00%, 9/1/32	200	223,242
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/21	950	1,027,112
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/31	800	857,200
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/32	300	321,186
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39	240	244,015
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39(1)	10,000	10,167,300
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41(1)	10,000	10,760,800
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	5,700	6,036,129
New York Dormitory Authority, (New York University), 4.00%, 7/1/35	700	745,157
New York Dormitory Authority, (New York University), 4.00%, 7/1/39	1,150	1,206,154
New York Dormitory Authority, (New York University), Prerefunded to 7/1/19, 5.00%, 7/1/39(1)	10,000	10,344,200
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/40	2,000	2,109,900
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	500	516,505
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	2,700	2,789,127
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/26	1,175	1,273,042
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/30	250	272,893
New York Dormitory Authority, (The New School), 5.00%, 7/1/46	1,660	1,861,026
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	5,250	5,634,247
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	3,305	3,706,458

		$62,120,994

Electric Utilities — 1.6%
Utility Debt Securitization Authority, 5.00%, 12/15/33	$2,895	$3,282,091

		$3,282,091

Escrowed/Prerefunded — 7.3%
Long Beach City School District, Prerefunded to 5/1/20, 4.50%, 5/1/26	$3,715	$3,908,923
Metropolitan Transportation Authority, Prerefunded to 11/15/21, 5.25%, 11/15/38	3,430	3,818,379
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Escrowed to Maturity, 5.00%, 5/1/20	1,065	1,127,164
Triborough Bridge and Tunnel Authority, Prerefunded to 11/15/18, 5.00%, 11/15/38(1)	5,955	6,036,524

		$14,890,990

Security	Principal Amount (000’s omitted)	Value
General Obligations — 8.6%
New York, 5.00%, 2/15/34(1)	$7,250	$7,792,010
New York City, 5.00%, 8/1/34(1)	8,650	9,675,025

		$17,467,035

Hospital — 9.1%
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$620	$653,945
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	820	864,780
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 4.00%, 7/1/37	825	874,904
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34(1)	9,325	9,906,601
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	5,890	6,347,653

		$18,647,883

Housing — 8.9%
New York City Housing Development Corp., 3.45%, 11/1/37	$870	$862,692
New York City Housing Development Corp., 3.80%, 11/1/37	885	897,213
New York City Housing Development Corp., 3.80%, 11/1/43	1,675	1,683,961
New York City Housing Development Corp., 4.05%, 11/1/41	2,030	2,075,147
New York City Housing Development Corp., 4.95%, 11/1/39	2,500	2,545,225
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.20%, 11/1/46	2,815	2,597,119
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 4.00%, 11/1/42	500	514,895
New York Housing Finance Agency, (FNMA), 3.95%, 11/1/37	1,000	1,027,780
New York Mortgage Agency, 3.55%, 10/1/33	995	1,004,343
New York Mortgage Agency, 3.60%, 10/1/34	3,295	3,336,880
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/47	1,500	1,664,865

		$18,210,120

Industrial Development Revenue — 1.3%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$640	$796,352
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,440	1,862,078

		$2,658,430

Insured – Education — 3.8%
New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	$50	$58,785
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	1,345	1,676,462
New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), 5.25%, 7/1/23	1,750	1,966,772
New York Dormitory Authority, (Pratt Institute), (AGC), Prerefunded to 7/1/19, 5.00%, 7/1/34	1,555	1,606,953
New York Dormitory Authority, (Pratt Institute), (AGC), Prerefunded to 7/1/19, 5.125%, 7/1/39	2,405	2,488,309

		$7,797,281

Insured – Electric Utilities — 6.1%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 4/1/19, 5.75%, 4/1/33	$5,000	$5,160,750
New York Power Authority, (BHAC), 4.50%, 11/15/47(1)	7,210	7,222,329

		$12,383,079

Insured – Escrowed/Prerefunded — 5.2%
Brentwood Union Free School District, (AGC), Prerefunded to 11/15/19, 4.75%, 11/15/23	$2,290	$2,390,256
Brentwood Union Free School District, (AGC), Prerefunded to 11/15/19, 5.00%, 11/15/24	2,390	2,502,689
Freeport, (AGC), Prerefunded to 10/15/18, 5.00%, 10/15/20	185	186,920
Freeport, (AGC), Prerefunded to 10/15/18, 5.00%, 10/15/21	195	197,024
Hoosic Valley Central School District, (AGC), Prerefunded to 6/15/19, 4.00%, 6/15/23	1,110	1,136,074

Security	Principal Amount (000’s omitted)	Value
Nassau County Sewer and Storm Water Finance Authority, (BHAC), Prerefunded to 11/1/18, 5.125%, 11/1/23	$300	$303,693
Nassau County Sewer and Storm Water Finance Authority, (BHAC), Prerefunded to 11/1/18, 5.375%, 11/1/28	3,835	3,885,354

		$10,602,010

Insured – General Obligations — 3.6%
East Northport Fire District, (AGC), 4.50%, 11/1/20	$200	$202,068
East Northport Fire District, (AGC), 4.50%, 11/1/21	200	202,036
East Northport Fire District, (AGC), 4.50%, 11/1/22	200	202,030
East Northport Fire District, (AGC), 4.50%, 11/1/23	200	202,030
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	820	821,607
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	860	861,772
Oyster Bay, (AGM), 4.00%, 8/1/28	4,585	4,817,230

		$7,308,773

Insured – Lease Revenue/Certificates of Participation — 2.7%
Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	$1,490	$1,409,794
Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	1,090	975,735
Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	3,635	3,034,316

		$5,419,845

Insured – Other Revenue — 2.0%
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	$4,050	$4,061,745

		$4,061,745

Insured – Special Tax Revenue — 2.4%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$2,175	$2,321,856
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	3,000	1,085,520
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,705	1,533,098

		$4,940,474

Lease Revenue/Certificates of Participation — 3.4%
Hudson Yards Infrastructure Corp., 5.00%, 2/15/42(1)	$6,000	$6,846,300

		$6,846,300

Other Revenue — 12.4%
Battery Park City Authority, 5.00%, 11/1/34	$4,925	$5,146,674
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	4,900	3,003,847
Brooklyn Arena Local Development Corp., (Barclays Center), 5.00%, 7/15/42	1,000	1,098,210
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/32(1)	10,000	11,416,100
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	4,110	4,525,891

		$25,190,722

Special Tax Revenue — 25.8%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/31(1)	$10,000	$11,128,600
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 8/1/42	2,100	2,189,313
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/35(1)	10,000	10,690,000
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)	565	613,110
New York City Transitional Finance Authority, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	435	471,414
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	6,500	7,235,345
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	6,600	7,376,886

Security	Principal Amount (000’s omitted)	Value
New York Thruway Authority, Miscellaneous Tax Revenue, Prerefunded to 4/1/20, 5.00%, 4/1/26	$2,370	$2,506,749
Sales Tax Asset Receivables Corp., 5.00%, 10/15/30(1)	8,900	10,258,674

		$52,470,091

Transportation — 18.9%
Metropolitan Transportation Authority, 4.00%, 11/15/42	$7,030	$7,237,948
Nassau County Bridge Authority, 5.00%, 10/1/35	1,565	1,658,274
Nassau County Bridge Authority, 5.00%, 10/1/40	300	317,340
New York Thruway Authority, 4.00%, 1/1/36	2,500	2,635,375
New York Thruway Authority, 5.00%, 1/1/37	7,240	7,849,608
Port Authority of New York and New Jersey, 5.00%, 10/15/35(1)	8,000	9,112,480
Port Authority of New York and New Jersey, 5.00%, 10/15/41(1)	5,000	5,646,200
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	4,045	4,092,407

		$38,549,632

Water and Sewer — 5.4%
Albany, Municipal Water Finance Authority, 5.00%, 12/1/26	$755	$830,100
Albany, Municipal Water Finance Authority, 5.00%, 12/1/29	500	549,215
New York City Municipal Water Finance Authority, (Water and Sewer System), Prerefunded to 6/15/21, 5.00%, 6/15/44(1)	8,750	9,556,137

		$10,935,452

Senior Living/Life Care — 0.8%
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.00%, 11/1/24	$135	$153,534
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/25	325	377,874
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/26	200	234,382
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/36	845	962,768

		$1,728,558

Total Tax-Exempt Investments — 169.2% (identified cost $332,940,693)		$344,692,901

Other Assets, Less Liabilities — (69.2)%		$(140,949,559)

Net Assets — 100.0%		$203,743,342

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2018, 15.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 6.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open derivative instruments at June 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$344,692,901	$—	$344,692,901
Total Investments	$—	$344,692,901	$—	$344,692,901

At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Proposed Plan of Reorganization

In April 2018, the Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) whereby the Fund would acquire substantially all the assets and assume substantially all the liabilities of Eaton Vance New York Municipal Bond Fund II (New York Fund II) in exchange for common shares of the Fund. The proposed reorganization is subject to approval by the shareholders of New York Fund II.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 21, 2018